CHDB02 5266372.1 29-Jan-10 17:18
CHDB02 5266372.1 29-Jan-10 17:18
CHDB02 5266372.1 29-Jan-10 17:18
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                              Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  December 31, 2009
                                                -----------------
Check here if Amendment ; Amendment Number:
This Amendment (Check only one.);  [  ]     is a restatement.
---------------------------------------     -----------------
          [  ]     adds new holdings entries.
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Institutional Investment Manager Filing this Report:
Name:     University of Notre Dame du Lac
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Address:     Investment Office
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     Eddy Street Commons at Notre Dame
     ---------------------------------
     1251 N. Eddy Street, Suite 400
     ------------------------------
     South Bend, IN  46617-1403
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Form 13F File Number:     28- 13336
                          ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:   Scott C. Malpass
Title:   Vice President and Chief Investment Officer
         -------------------------------------------
Phone:   (574) 631-6593
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Signature, Place, and Date of Signing:

    /s/ Scott C. Malpass          South Bend, Indiana          Jan. 20, 2010
               [Signature]          [City, State]          [Date]
               -----------          -------------          ------
Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[  ]     13F NOTICE.  Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[  ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
     List of other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE
Report Summary:
                    Number of Other Included Managers:     0
                 Form 13F Information Table Entry Total:     3
                                                             -
Form 13F Information Table Value Total:     $110,971
                                            --------
     (thousands)
     -----------

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.






FORM 13F INFORMATION TABLE
Column 1                         Column 2     Column 3   Column 4      Column 5      Column 6  Column 7   Column 8
----------------------------  --------------  ---------  ---------  ---------------  --------  --------  ----------
                                                           Value                                         Investment   Other
Name of Issuer                Title of Class    CUSIP    (X$1000)   Shrs or Prn Amt   Sh/Prn   Put/Call  discretion  Managers
----------------------------  --------------  ---------  ---------  ---------------  --------  --------  ----------  --------



SPDR Gold Trust               GOLD SHS        78463V107    71,322           664,635  SH                  Sole
----------------------------  --------------  ---------  ---------  ---------------  --------            ----------
VANGUARD INTL EQUITY INDEX F  ALL WRLD EX US  922042775    23,859           547,100  SH                  Sole
----------------------------  --------------  ---------  ---------  ---------------  --------            ----------
VANGUARD INDEX FDS            STK MRK ETF     922908769    15,790           280,110  SH                  Sole
----------------------------  --------------  ---------  ---------  ---------------  --------            ----------
